Share-Based Compensation and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
Share-Based Compensation and Warrants

Note 15. Share-Based Compensation and Warrants

The Company maintains the 2023 Equity and Incentive Plan (the “2023 Plan”), pursuant to which the Company may grant stock options, restricted stock awards, restricted stock units, and other equity-based awards to employees, directors, consultants, and service providers.

During the three months ended March 31, 2026 and 2025, the Company issued an aggregate of 36,515 and 1,000,833, respectively, shares of common stock as stock-based compensation to employees, directors and consultants. For the three months ended March 31, 2026 and 2025, the Company recognized stock-based compensation expense of approximately $337,500 and $501,423, respectively. For the three months ended March 31, 2026 and 2025, the Company recognized consulting stock-based compensation expense of approximately $0 and $300,000, respectively.

There were no other options or awards granted during the three months ended March 31, 2026. The following table summarizes all stock option activity of the Company for the three months ended March 31, 2026 and March 31, 2025:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding, December 31, 2025	7,109	$372	2.59
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Outstanding, March 31, 2026	7,109	$372	2.59

Outstanding, December 31, 2024	8,609	$518	6.47
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	0	-
Outstanding, March 31, 2025	8,609	$394	4.39

The Company maintains the 2025 Equity and Incentive Plan (the “2025 Plan”), pursuant to which the Company may grant stock options, restricted stock awards, restricted stock units, and other equity-based awards to employees, directors, consultants, and service providers. No awards have been granted under the 2025 Plan.

Note 15. Share-Based Compensation & Warrants

On November 10, 2023, our 2023 Equity and Incentive Plan (the Plan) became effective. The plan was approved by our Board of Directors and by the holders of a majority of our common stock.

The following is a summary of the material features of the Plan, which is qualified in its entirety by reference to the actual text of the Plan.

Eligibility. The Plan provides for the grant of equity awards to the officers, employees, directors, consultants and other key persons of the Company and our subsidiaries selected from time to time by our Compensation Committee of the Board. The Compensation Committee will determine in its sole and absolute discretion the specific individuals eligible to participate in the Plan. As of April 14, 2026, we had approximately twenty-five employees and five directors. The Company also employs consultants to supplement its operational activities.

Awards. Awards under the Plan may take the form of stock options, stock appreciation rights (“SARs”), restricted stock awards, unrestricted stock awards, restricted stock units (“RSUs”), and other share-based awards, or any combination of the foregoing (each, an “award” and collectively, “awards”).

Shares Available. Subject to the adjustment provisions discussed below under “Adjustments,” the total number of shares that may be issued under the Plan is 200,000.

Plan Administration. Our Compensation Committee of the Board will administer the Plan at the time we add additional independent directors. Until then the Board will administer the Plan. The Board and the Compensation Committee are to as the “Administrator.” The Administrator will be authorized to grant awards under the Plan, to interpret the provisions of the Plan and to prescribe, amend and rescind rules relating to the Plan or any award thereunder. It is anticipated that the Administrator (either generally or with respect to specific transactions) will be constituted so as to comply, as necessary or desirable, with the requirements of Section 162(m) of the Internal Revenue Code (the “Code”) and Rule 16b-3 promulgated under the Exchange Act.

Stock Options. The Plan permits the granting of “incentive stock options” meeting the requirements of Section 422 of the Code, and “nonqualified stock options” that do not meet such requirements. The term of each option is determined by the Compensation Committee and shall not exceed ten years after the date of grant. Options may also be subject to restrictions on exercise, such as exercise in periodic installments, as determined by the Administrator. In general, the per share exercise price for options must be at least equal to 100% of the fair market value of the underlying shares on the date of the grant, unless the option is intended to be compliant with the requirements of Section 409A of the Code. All 200,000 shares authorized for issuance under the Plan shall be available for issuance in respect of incentive stock options.

Stock Appreciation Rights. The Plan permits the granting of SARs. The Administrator will determine any vesting schedules and the terms and conditions of each grant. Upon the exercise of a SAR, the recipient is entitled to receive from the Company an amount in cash or shares with a fair market value equal to the appreciation in the value of the shares subject to the SAR over a specified reference price. The reference price per share of any SAR will not be less than 100% of the fair market value per share of Company Common Stock on the date of the grant of the SAR, unless the SAR is intended to be compliant with the requirements of Section 409A of the Code.

Restricted Stock Awards. The Administrator may award restricted stock under the Plan. Restricted stock gives a participant the right to receive stock subject to a risk of forfeiture based upon certain conditions. The forfeiture restrictions on the shares may be based upon performance standards, length of service and/or other criteria as the Compensation Committee may determine. Until all restrictions are satisfied, lapsed or waived, we will maintain custody over the restricted stock, but the participant will be able to vote the shares and will be entitled to all distributions paid with respect to the shares (but see below, under the heading “No Current Dividends on Unvested Awards” with respect to the treatment of dividends while the shares remain unvested). During the period in which shares are restricted, the restricted stock may not be sold, assigned, transferred, pledged or otherwise encumbered. Upon termination of employment, the participant will forfeit the restricted stock to the extent the applicable vesting requirements have not by then been met.

Unrestricted Stock Awards. The Administrator may award unrestricted stock under the Plan. Unrestricted stock may be granted in respect of past services or other valid consideration, or in lieu of cash compensation due to such grantee.

Restricted Stock Units. The Plan provides that the Administrator may grant restricted stock units (“RSUs”), which represent the right to receive shares following the satisfaction of specified conditions. The Administrator will determine any vesting schedules and the other terms of each grant of RSUs. A participant will not have the rights of a stockholder with respect to the shares subject to an RSU award prior to the actual issuance of those shares.

Performance Awards. The Plan provides that the Administrator may grant awards that are contingent upon the achievement of specified performance criteria (“Performance Awards”). Such awards may be payable in cash, shares or other property. The Administrator will determine the terms of Performance Awards, including the performance criteria, length of the applicable performance period, and the time and form of payment.

Other Share-Based Awards. The Plan provides that the Administrator may grant other awards that are payable in, valued in whole or in part by reference to, or otherwise based on or related to shares. All the terms of such other share-based awards will be determined by the Administrator.

No Payment of Dividends Until Awards Vest. Dividends or dividend equivalents payable with respect to Plan awards will be subject to the same vesting terms as the related award.

Adjustments. In the event of any corporate transaction or event such as a stock dividend, extraordinary dividend or similar distribution (whether in the form of cash, shares, other securities, or other property), reorganization, recapitalization, reclassification, stock dividend, stock split, reverse stock split or other similar change in the Company’s capital stock, the Plan provides that the Administrator will make equitable adjustments to (i) the maximum number of shares reserved for issuance under the Plan, (ii) the number and kind of shares or other securities subject to any then outstanding awards under the Plan, (iii) the repurchase price, if any, per phare subject to each outstanding award, and (iv) the exercise price for each Share subject to any then outstanding Stock Options under the Plan, without changing the aggregate exercise price (i.e., the exercise price multiplied by the number of Stock Options) as to which such Stock Options remain exercisable.

Transferability of Awards. Restricted Stock awards, Stock Options, SARs and, prior to exercise, the shares issuable upon exercise of such Stock Option shall not be transferred other than by will, or by the laws of descent and distribution. The Administrator, however, may allow for the assignment or transfer of an award (other than incentive stock options and restricted stock awards) to a participant’s spouse, children and/or trusts, partnerships, or limited liability companies established for the benefit of the participant’s spouse and/or children, subject in each case to certain conditions on assignment or transfer.

Termination and Amendment. The Board may, at any time, amend or discontinue the Plan and the Compensation Committee may, at any time, amend or cancel any outstanding award for the purpose of satisfying changes in law or for any other lawful purpose, but no such action shall adversely affect rights under any outstanding award without the consent of the holder of the Award. The Compensation Committee may exercise its discretion to reduce the exercise price of outstanding Stock Options or effect repricing through cancellation of outstanding Stock Options and by granting such holders new awards in replacement of the cancelled Stock Options. To the extent determined by the Compensation Committee to be required either by the Code to ensure that Incentive Stock Options granted under the Plan are qualified under Section 422 of the Code or otherwise, Plan amendments shall be subject to approval by the Company stockholders entitled to vote at a meeting of stockholders. The Board has the right to amend the Plan and/or the terms of any outstanding Stock Options to the extent reasonably necessary to comply with the requirements of the exemption pursuant to Rule 12h-1 of the Exchange Act.

Treatment of Awards Upon a Sale Event. In the case of and subject to the consummation of a Sale Event (as the term is defined in the Plan), the Plan and all outstanding Stock Options and SARs issued thereunder shall become one hundred percent (100%) vested upon the effective time of any such Sale Event, all unvested Restricted Stock and unvested Restricted Stock Unit Awards issued thereunder shall become one hundred percent (100%) vested, with an equitable or proportionate adjustment as to the number and kind of shares subject to such awards as such parties shall agree, and such Restricted Stock shall be repurchased from the holder thereof at the then fair market value of such shares. In the event of the termination of the Plan, each holder of Stock Options shall be permitted, within a period of time prior to the consummation of the Sale Event as specified by the Administrator, to exercise all such Stock Options or SARs which are then exercisable or will become exercisable as of the effective time of the Sale Event.

Treatment of Termination of Service Relationship. Any portion of a Stock Option or SAR that is not vested and exercisable on the date of termination of an optionee’s service relationship, a grantee’s right in all Restricted Stock Units that have not vested upon the grantee’s cessation of service relationship with the Company and any subsidiary for any reason, shall immediately expire and be null and void, unless otherwise be provided by the Administrator. Once any portion of the Stock Option becomes vested and exercisable, the optionee’s right to exercise such portion of the Stock Option or SAR in the event of a termination of the optionee’s service relationship shall continue until the earliest of: (i) the date which is: (A) 12 months following the date on which the optionee’s Service Relationship terminates due to death or Disability (or such longer period of time as determined by the Committee and set forth in the applicable Award Agreement), or (B) three months following the date on which the optionee’s Service Relationship terminates if the termination is due to any reason other than death or Disability (or such longer period of time as determined by the Committee and set forth in the applicable Award Agreement), or (ii) the expiration date set forth in the award agreement; provided that notwithstanding the foregoing, an award agreement may provide that if the optionee’s service Relationship is terminated for cause, the Stock Option shall terminate immediately and be null and void upon the date of the optionee’s termination and shall not thereafter be exercisable.

Tax Withholding. The Company and its subsidiaries may deduct amounts from participants to satisfy withholding tax requirements arising in connection with Plan awards. The Company’s obligation to deliver stock certificates (or evidence of book entry) to any grantee is subject to and conditioned on any such tax withholding obligations being satisfied by the grantee.

Stock Options & Awards

Generally accepted accounting principles require share-based payments to employees, including grants of employee stock options, warrants, and common stock to be recognized in the income statement based on their fair values at the date of grant, net of estimated forfeitures.

The Company has granted stock-based compensation to employees, including the issuance of 7,109 employee stock options granted in June 2022 that vested over a period of two years. For the year ended December 31, 2024, the Company issued 5,380 shares in connection with the CEO’s employment agreement. In addition, during 2024, the Company issued 242 shares subject to quarterly vesting over 12 months, certain awards that cliff vest over 12 and 18 months in connection with employee contracts, and 2,698 shares in connection with new employment agreements.

During the year ended December 31, 2025, the Company issued an aggregate of 7,784 shares of common stock as stock-based compensation, including 3,299 shares issued to the CEO, 2,004 shares that vested upon cliff vesting conditions, 2,356 shares issued in connection with new employment agreements, and 125 shares issued for other compensation arrangements. During the year ended December 31, 2025, the Company issued 3,944 shares of common stock to directors as stock-based compensation. The Company also issued 49,115 shares of common stock as compensation for consulting services during the period.

For the years ended December 31, 2025 and 2024, stock-based compensation was $1,510,005 and $2,930,838, respectively. In addition, the Company recognized stock-based consulting compensation expense of $1,908,001 and $19,998 for the years ended December 31, 2025 and 2024, respectively.

On June 20, 2023, we issued a 15% secured promissory note due to Al Dali International for Gen. Trading & Cont. Co., a company organized under the laws of Kuwait (“DIC”). As security to secure repayment of the Note, we issued DIC an option to purchase 5,000 shares of our common stock at an exercise price of $235.80 per share, which was recorded as a debt discount in the amount of $467,509, which is amortized to interest expense over the term of the agreement using the effective interest method.

During the year ended December 31, 2025, the Company recognized approximately $300,000 of forfeitures related to previously granted equity awards, which reduced stock-based compensation expense. There were no other options or awards granted during the years ended December 31, 2024 and 2023, respectively.

The assumptions used in the Black-Scholes option pricing model to determine the fair value of the options on the date of issuance are as follows:

December 31, 2023
Risk-free interest rate	0.24 – 5.23%
Expected dividend yield	None
Expected life of warrants	3.33 – 10 years
Expected volatility rate	156 – 273%

The following table summarizes all stock option activity of the Company for the years ended December 31, 2025 and 2024. All share and weighted average exercise price amounts have been retroactively adjusted to reflect the Company’s 200-for-1 reverse stock split.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding, December 31, 2024	1,721,761	$1.97	4.71

Granted	-	-	-
Exercised	-	-	-
Forfeited	(300,000)	0.53	0.00
Outstanding, December 31, 2025	1,421,761	$1.86	2.59

Exercisable, December 31, 2024	1,721,761	$1.97	4.71

Exercisable, December 31, 2025	1,421,761	$1.86	5.40

As of December 31, 2025 and 2024, the aggregate intrinsic value of the Company’s outstanding options was approximately none. The aggregate intrinsic value will change based on the fair market value of the Company’s common stock.

Warrants

As of December 31, 2025 and 2024, the Company had 400 warrants outstanding.

On February 14, 2022, the Company completed an underwritten public offering and issued the underwriter, EF Hutton, a five-year warrant to purchase 400 shares of common stock at an exercise price of $1,150 per share. The warrant was valued at approximately $374,000.

On April 4, 2024, the Company issued Clear Street LLC a one-year warrant to purchase 1,595 shares of common stock at an exercise price of $180 per share, which was valued at approximately $92,522. This warrant expired unexercised during 2025.

These warrants are classified as equity instruments and were recorded as a direct cost of the related offering.

Management uses the Black-Scholes option pricing model to determine the fair value of warrants on the date of issuance. No warrants were issued during the year ended December 31, 2025; accordingly, no new assumptions were required.

All share and per share amounts have been retroactively adjusted to reflect the Company’s 200-for-1 reverse stock split.

The assumptions used in the Black-Scholes option pricing model to determine the fair value of the warrants on the date of issuance during 2023 and 2024 are as follows:

Risk-free interest rate	1.92 – 5.02%
Expected dividend yield	None
Expected life of warrants	1 – 5 years
Expected volatility rate	98 – 167%